S000084959 [Member] Investment Strategy - TSW CORE PLUS BOND FUND	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of investment grade fixed income securities and high yield fixed income securities (also known as “junk bonds”). In maintaining the “core” portion of its portfolio, the Fund will ordinarily invest at least 65% of its net assets in bonds, notes, and other debt instruments, primarily corporate bonds, U.S. treasury obligations, including Treasury Inflation Protected Securities (“TIPS”), and other U.S. Government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities that are rated “investment grade” by at least one nationally recognized statistical rating organization or determined to be of a similar quality by Thompson, Siegel & Walmsley LLC (“TSW” or the “Subadviser”). The Fund may invest in fixed and floating rate loans of any kind (including, among others, bank loans, assignments, participations, delayed funding loans and revolving credit facilities). Under normal circumstances, the Fund will support the “plus” component of its portfolio by investing up to 20% of its net assets in fixed-income securities that are below “investment grade” (otherwise known as junk bonds). The Fund expects to invest primarily in securities denominated in U.S. dollars and may invest in companies of any size, including small- and mid‑capitalization companies.
In structuring the Fund, the portfolio managers seek to achieve strong risk-adjusted return (i.e., seeking to earn an appropriate level of yield in relation to the level of risk taken) over a full market cycle (approximately three years). To achieve this, they begin by establishing broad parameters for positioning the overall portfolio based on an assessment of macro-economic variables, which might typically include: (i) current economic conditions and trends; (ii) the Federal Reserve Board’s management of monetary policy; (iii) inflation expectations; (iv) government and private credit demands; and (v) global market conditions. In constructing the portfolio, the portfolio managers will also consider factors such as duration (a measure used to determine the sensitivity of a bond’s price to changes in interest rates), yield curve (a visual representation of interest rates on bonds at different maturities) and sector weightings. In addition to this, the portfolio managers will formulate an outlook for the direction of interest rates and adjust the average maturity and/or duration of the Fund accordingly. In selecting individual securities within the framework of this top‑down portfolio positioning, the portfolio managers will normally seek to maintain an average portfolio duration within 20% above or below that of its benchmark, the Bloomberg U.S. Aggregate Bond Index (i.e., between approximately 4.8 years and 7.2 years, based on the index’s effective duration of 6.00 years as of December 31, 2025).
In addition to an interest rate outlook, the portfolio managers will typically shift emphasis among sectors, credit qualities and coupons based on an analysis of relative value and interest rate spreads. Within this analysis, the portfolio managers will seek to ensure that an investment’s liquidity is commensurate with its anticipated yield, with a particular focus on investments that have an anticipated yield higher than that of similar securities of comparable liquidity. The Fund invests in a variety of types of fixed income securities, though the majority of holdings ordinarily consist of corporate debt. In addition to the securities listed above, the Fund’s range of debt instruments includes municipal debt and other instruments that have debt-like characteristics as well as convertible bonds (including contingent convertible bonds also known as “CoCos”). A contingent convertible bond is a hybrid debt security either convertible into equity at a predetermined share price or written down in value based on the specific terms of the individual security if a pre‑specified trigger event occurs (the “Trigger Event”), such as a decline in the issuer’s capital below a specified threshold or increase in the issuer’s risk-weighted assets. Unlike traditional convertible securities, the conversion of a contingent convertible security from debt to equity is “contingent” and will occur only in the case of a Trigger Event. The Fund expects to invest in preferred stock, which it considers similar to debt instruments (including for purposes of the 80% test above).
The Fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act. Accordingly, the Fund may invest in securities that are only offered and sold to “qualified institutional buyers”, pursuant to Rule 144A under the Securities Act, as such securities are prevalent in the high yield bond market. The Fund may also gain some of its exposure to debt through other debt instruments, e.g., through exchange-traded funds (“ETFs”).
The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the to‑be‑announced (“TBA”) market and those in a dollar roll transaction.